OTHER COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against long-term loans and capital leases	$ 1,409,284	$ 1,192,779
Tax lease benefits:
Accrued gain or loss on terminated contracts	(291)
Loss Contingency, Range of Possible Loss, Minimum	2,000
Loss Contingency, Range of Possible Loss, Maximum	4,800
Loss Contingency Accrual	$ 2,000